Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Cash Flows [Abstract]
Net (loss) income	$ (14,884)	$ 56,167	$ 90,660
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	49,866	46,986	43,999
Amortization of intangible assets	55,780	57,098	57,944
Amortization of debt discount, premium and deferred financing costs	14,910	7,437	5,914
Other amortization	437	496	602
Deferred income taxes	(1,010)	(13,122)	(4,284)
Loss on repurchase and redemption of debt		9,693
(Gain) loss on disposal of fixed assets	(910)	269	(1,405)
Stock-based compensation	482	198
Loss on asset impairments	36,501	198	6,036
Other	5,671	(700)	1,212
Changes in assets and liabilities:
Accounts receivable	988	2,967	26,348
Inventories	(6,365)	1,813	2,969
Salespersons overdrafts	531	(2,063)	(315)
Prepaid expenses and other current assets	4,077	(812)	3,574
Accounts payable and accrued expenses	2,674	(12,891)	(953)
Customer deposits	(6,152)	(1,000)	(956)
Commissions payable	(593)	(59)	(966)
Income taxes payable	(2,234)	27,530	(1,604)
Interest payable	(3,620)	27,456	346
Other operating activities, net	(13,620)	(2,926)	(22,031)
Net cash provided by operating activities	122,529	204,735	207,090
Purchases of property, plant and equipment	(55,525)	(50,223)	(46,138)
Proceeds from sale of property and equipment	6,734	751	3,491
Acquisition of businesses, net of cash acquired	(4,681)	(9,896)	(869)
Additions to intangibles	(212)	(1,039)	(917)
Other investing activities, net		9
Net cash used in investing activities	(53,684)	(60,398)	(44,433)
Short-term borrowings	83,000	329,400	1,069
Short-term repayments	(83,000)	(329,400)	(137,000)
Repayment of long-term debt and capital lease obligations	(76,297)	(824,198)	(78)
Proceeds from issuance of long-term debt and capital leases	349	1,983,234	8,394
Distribution to stockholder		(1,303,731)	(36,569)
Debt financing costs and related expenses	(16,579)	(52,262)	(2,784)
Net cash used in financing activities	(92,527)	(196,957)	(166,968)
Effect of exchange rate changes on cash and cash equivalents	(501)	(276)	(197)
Decrease in cash and cash equivalents	(24,183)	(52,896)	(4,508)
Cash and cash equivalents, beginning of period	60,197	113,093	117,601
Cash and cash equivalents, end of period	36,014	60,197	113,093
Supplemental information:
Interest paid	152,302	56,418	49,124
Income taxes paid, net of refunds	$ 5,886	$ 9,868	$ 33,040